Balance Sheets (USD $)	Jun. 30, 2013	Dec. 31, 2012
Current assets:
Cash	$ 74	$ 2,658
Accounts receivable	223	223
Short-term derivative asset	82,561
Due from related party	14,837	27,177
Total current assets	97,695	30,058
Fixed assets, net of accumulated depreciation of $25,529 and $19,685, respectively	20,577	26,121
Total assets	118,272	56,179
Current liabilities
Accounts payable and accrued expenses	448,784	455,684
Accrued interest	107,623	82,584
Notes payable	209,530	212,530
Notes payable - related party		8,458
Convertible notes payable, net of discounts of $64,638 and $150,062, respectively	355,735	233,296
Derivative liability		264,648
Total current liabilities	1,121,672	1,257,200
Shareholders (deficit)
Series A preferred stock; $0.01 par value; 1,100 shares authorized; no shares issued and outstanding at June 30, 2013 and December 31, 2012, respectively
Series B preferred stock; $0.01 par value; 100 shares authorized; shares 100 shares issued and outstanding as of June 30, 2013 and December 31, 2012, respectively	1	1
Common stock; $0.001 par value; 121,212,122 shares authorized; 65,999,098 and 183,583 shares authorized and issued at June 30, 2013 and December 31, 2012, respectively	65,999	183
Common shares sold and unissued, 1,666 at June 30, 2013 and December 31, 2012, respectively	2	2
Additional paid-in capital	18,766,088	6,326,359
Deferred compensation	(9,270,833)
Other comprehensive income (loss)	210,199	(220,695)
Total shareholders' (deficit)	(1,003,400)	(1,201,021)
(Deficit) accumulated during the development stage	(10,774,856)	(7,306,871)
Total liabilities and shareholders' (deficit)	$ 118,272	$ 56,179